Revenues (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of revenue [text block] [Abstract]
Schedule of group’s revenues disaggregated by revenue
	Year ended on December 31,
	2020	2019	2018
	USD in thousands

Miniature camera and related equipment	491	188	175
Development services	-	85	217
Revenues from commissions	40	-	-
MUSE and related equipment	-	-	44
	531	273	436

Schedule of contract fulfillment assets
December 31,
2020
USD in thousands
Contract fulfillment assets from contract with Customer B – $316 thousand of this amount related to 2019	1,130

Schedule of contract liabilities
	December 31,
	2020	2019
	USD in thousands
Balance at beginning of year	2,302	349
Deferred revenue relating to new sales	735	2,069
Revenue recognition during the period	(389)	(116)
Balance at end of year	2,649	2,302

Schedule of composition of contract liabilities
	December 31,
	2020	2019
	USD in thousands

Current contract liabilities	849	502
Non-current contract liabilities (*)	1,800	1,800
	2,649	2,302